MATERIAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 shares
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets (In years)	5 years
Share options [member]
Disclosure of detailed information about intangible assets [line items]
Diluted loss per share	153,154,860
Warrants [member]
Disclosure of detailed information about intangible assets [line items]
Diluted loss per share	431,954,719